3. OIL AND GAS ACQUISITIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
3. OIL AND GAS ACQUISITIONS

NOTE 3 – OIL AND GAS ACQUISITIONS

By agreement dated March 15, 2011, the Company entered into a farmout agreement with an unrelated third party pertaining to a 100-acre lease in the Batson Dome Field. As of June 30, 2012, the Company had drilled two wells on the lease. Pursuant to the farmout agreement the Company has the option of drilling additional wells on the lease; provided however, that if it does not drill at least six wells in any twelve month period the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $500,000.

By agreement dated May 25, 2011, the Company entered into a farmout agreement with an unrelated third party pertaining to a 100-acre lease in the Batson Dome Field. Pursuant to the agreement, the Company had the obligation to commence drilling a well on the lease by June 14, 2012. In June 2012, the Company paid $10,000 to extend the agreement, whereby it now has an obligation to commence drilling by June 14, 2013. Subject to the commencement of drilling the first well by June 14, 2013, and completing the well if warranted, the Company has the option of drilling additional wells on the lease; provided however, that unless the Company commences drilling each well within 180 days of the date the latest well is completed or abandoned, the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $1,000,000.

By agreement dated January 6, 2012, the Company entered into a three-year farmout agreement with an unrelated third party pertaining to another 70-acre lease in the Batson Dome Field. The estimated cost of drilling and completing any well on this lease is approximately $1,000,000.

By agreement dated May 1, 2012, the Company entered into a farmout agreement with an unrelated third party pertaining to another 45-acre lease in the Hull-Daisetta Field. Pursuant to the agreement, the Company had the obligation to commence drilling a well on the lease by January 31, 2013. Subject to the commencement of drilling the first well by January 31, 2013, and completing the well if warranted, the Company has the option of drilling additional wells on the lease; provided however, that unless the Company commences drilling each well within 180 days of the date the latest well is completed or abandoned, the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $750,000.

Through certain acquisitions in 2010, the Company owns a ninety percent (90%) working interest in mineral leases for 230 acres in the Batson Dome Field. C.F.O., Inc. owns the remaining ten percent (10%) working interest and is the operator for the mineral leases pursuant to a joint operating agreement between the Company and C.F.O., Inc.  The Company has recorded a receivable from CFO, Inc. for their 10% share of capital expenditures.  At June 30, 2012, this amount totaled $162,889.

On September 30, 2010, the Company acquired a forty percent (40%) working interest in mineral leases for 220 acres in Hardin County, Texas, within the area known as the Batson Dome Field, from C.F.O., Inc., a corporation controlled by Delton Drum, one of the Company’s officers, for the total consideration of $325,668, consisting of a cash payment of $40,000 and a secured 90-day promissory note for $285,668.  On October 1, 2010, the Company acquired an additional fifty percent (50%) working interest in the Batson Dome Field for the total consideration of $407,085, consisting of a cash payment of $50,000 and a secured 90-day promissory note for $357,085.  The 90-day promissory notes bore interest at eight percent (8%) per annum and were repaid in December 2010. Although the leases are in a previously developed oil and gas field, these purchases excluded any interest in existing well bores or surface equipment.

On December 16, 2010, and in payment of $259,247 in cash, the Company acquired a ninety percent (90%) interest in 10 acres adjacent to its existing 220 acres under lease in the Batson Dome Field, as well as a ninety percent (90%) working interest in two producing oil wells and three shut in wells located on the 10 acre lease. The leases and wells were acquired from C.F.O., Inc. This purchase was accounted for under the acquisition method of accounting and, as such, the assets and liabilities of the acquired properties are recognized at their estimated fair values as of the date of the acquisition. The estimated fair value of these properties approximates the consideration paid, which the Company concluded approximates the fair value that would be paid by a typical market participant. Acquisition-related costs of approximately $15,000 were expensed. The purchase price for the acquisition was allocated as follows:

Consideration paid -- cash	$259,247
Recognized amounts of identifiable assets
acquired and liabilities assumed:
Proved developed and undeveloped properties	274,463
Asset retirement obligations	(15,216)

Total identifiable net assets	$259,247

The unaudited financial information in the table below summarizes the combined results of the Company's operations and the properties acquired, on a pro forma basis, as though the purchase had taken place at the beginning of each period presented. The pro forma information is based on the Company's results of operations for 2011 and the period July 19, 2010 (inception) through September 30, 2010, on historical results of the properties acquired, and on estimates of the effect of the transactions to the combined results. The pro forma information is not necessarily indicative of results that actually would have occurred had the transaction been in effect for the periods indicated, or of results that may occur in the future.

	Fiscal Year
	Ended
	September 30, 2011
	Actual	Proforma	Actual	Proforma

Revenues	$1,899,584	$1,906,804	$—	$7,896
Net loss	(1,109,397)	(1,107,798)	(118,144)	(118,183)
Loss per share – Basic and diluted	(0.15)	(0.15)	(0.02)	(0.02)

Through these acquisitions, the Company owns a ninety percent (90%) working interest in mineral leases for 230 acres in the Batson Dome Field. C.F.O., Inc. owns the remaining ten percent (10%) working interest and is the operator for the mineral leases pursuant to a joint operating agreement between the Company and C.F.O., Inc. The Company has funded certain capital expenditures on behalf of C.F.O., Inc. At September 30, 2011, accounts receivable from C.F.O., Inc. totaled $254,169 and is being repaid by them from their share of production.

By agreement dated March 15, 2011, the Company entered into a farmout agreement with an unrelated third party pertaining to a 100-acre lease in the Batson Dome Field. As of December 15, 2011 the Company commenced drilling one well on the lease. Pursuant to the farmout agreement the Company has the option of drilling additional wells on the lease; provided however, that if it does not drill at least six wells in any twelve month period the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $500,000.

By agreement dated May 25, 2011, the Company entered into a farmout agreement with a second unrelated third party pertaining to another 100-acre lease in the Batson Dome Field. Pursuant to the agreement, the Company has the obligation to commence drilling a well on the lease by May 25, 2012. Subject to the commencement of drilling the first well by May 25, 2012, and completing the well if warranted, the Company has the option of drilling additional wells on the lease; provided however, that unless the Company commences drilling each well within 180 days of the date the latest well is completed or abandoned, the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $1,000,000.

The Company has no contractual capital commitments outstanding at September 30, 2011. Management estimates needing capital of $7,900,000 for the next twelve months for drilling and completing wells in the Batson Dome Field and various other projects.